Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000135925 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	90.67%
C000135925 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000135925 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000135925 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000135925 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000135925 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000135925 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000135925 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000135925 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000135925 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000135925 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
C000135925 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.28%
C000135925 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000006411 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	90.67%
C000006411 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000006411 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000006411 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006411 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006411 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000006411 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000006411 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000006411 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000006411 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000006411 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
C000006411 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.28%
C000006411 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000006409 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	90.67%
C000006409 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000006409 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000006409 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006409 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006409 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000006409 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000006409 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000006409 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000006409 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000006409 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
C000006409 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.28%
C000006409 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000006412 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.04%
C000006412 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000006412 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000006412 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000006412 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000006412 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000006412 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000006412 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000006412 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006412 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000006412 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000006412 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000006412 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000006412 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.63%
C000006412 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
C000006412 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000006412 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000006412 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000006412 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.58%
C000006412 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.75%
C000006414 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.04%
C000006414 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000006414 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000006414 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000006414 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000006414 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000006414 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000006414 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000006414 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006414 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000006414 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000006414 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000006414 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000006414 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.63%
C000006414 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
C000006414 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000006414 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000006414 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000006414 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.58%
C000006414 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.75%
C000074152 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.04%
C000074152 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000074152 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000074152 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000074152 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000074152 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000074152 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074152 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000074152 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000074152 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000074152 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000074152 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000074152 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000074152 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.63%
C000074152 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
C000074152 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000074152 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000074152 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000074152 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.58%
C000074152 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.75%
C000135926 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.36%
C000135926 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.46%
C000135926 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000135926 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000135926 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000135926 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000135926 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000135926 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
C000135926 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000135926 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000135926 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.11%
C000135926 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.81%
C000135926 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000135926 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000006417 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.36%
C000006417 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.46%
C000006417 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006417 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000006417 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000006417 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000006417 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000006417 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
C000006417 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000006417 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000006417 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.11%
C000006417 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.81%
C000006417 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000006417 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000006415 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.36%
C000006415 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.46%
C000006415 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006415 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000006415 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000006415 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000006415 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000006415 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
C000006415 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000006415 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000006415 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.11%
C000006415 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.81%
C000006415 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000006415 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000006418 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000006418 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000006418 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	79.75%
C000006418 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000006418 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000006418 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000006418 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
C000006418 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%
C000006418 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000006418 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000006418 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%
C000006418 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%
C000006418 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006420 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000006420 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000006420 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	79.75%
C000006420 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000006420 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000006420 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000006420 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
C000006420 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%
C000006420 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000006420 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000006420 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%
C000006420 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%
C000006420 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000135927 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000135927 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000135927 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	79.75%
C000135927 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135927 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000135927 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000135927 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
C000135927 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%
C000135927 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000135927 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000135927 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%
C000135927 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%
C000135927 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000135928 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.37%
C000135928 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	80.95%
C000135928 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000135928 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000135928 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000135928 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000135928 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
C000135928 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000135928 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
C000135928 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
C000135928 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000135928 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%
C000135928 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000135928 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000006423 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.37%
C000006423 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	80.95%
C000006423 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000006423 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000006423 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000006423 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000006423 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
C000006423 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000006423 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
C000006423 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
C000006423 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000006423 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%
C000006423 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000006423 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000006421 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.37%
C000006421 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	80.95%
C000006421 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000006421 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000006421 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000006421 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000006421 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
C000006421 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000006421 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
C000006421 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
C000006421 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000006421 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%
C000006421 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000006421 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%